3. Globe Photo Asset Purchase Agreement (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Fair value of purchased assets
Inventory	$ 10,000
Intangible assets – content provider and photographic agreements	400,000
Copyrights	35,000
Total fair value of purchased assets	$ 445,000